SAFE LIABILITIES (Details Narrative) - Gravitics Inc [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Mar. 30, 2026	Mar. 06, 2026	Feb. 28, 2026	Jan. 31, 2026
SafeLiabilitiesLineItems [Line Items]
Preferred stock, shares outstanding			10,118,115
Liabilities	$ 10.1
Issued aggregate purchase amount	3.6	$ 3.1
Issued for entities affiliated	$ 2.9	$ 1.5
Liquidation description	(1) a cash payment equal to the purchase amount (the “cash-out amount”), or (2) the consideration payable in respect of a number of shares of common stock equal to the purchase amount divided by the “liquidity price,” which is determined by reference to the applicable post-money valuation cap for the tranche and the liquidity capitalization at the time of the event. If a dissolution event occurs prior to termination, each investor will be entitled, subject to the liquidation priority, to receive proceeds equal to the cash-out amount
Series A-I [Member]
SafeLiabilitiesLineItems [Line Items]
Preferred stock, shares outstanding				122,744	122,744	1,373,131	1,373,131
Conversion price per share				$ 7.44	$ 4.89	$ 4.89	$ 4.89
Series A-II [Member]
SafeLiabilitiesLineItems [Line Items]
Preferred stock, shares outstanding						738,035	738,035
Conversion price per share						$ 4.75	$ 4.75